Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000228717 | United States Treasury Inflation Indexed Bonds, 2.375, 2025-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228717 | B Riley Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228717 | United States Treasury Inflation Indexed Bonds, 0.125, 2025-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228717 | United States Treasury Inflation Indexed Bonds, 0.375, 2025-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228717 | Babcock & Wilcox Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228717 | Synchronoss Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228717 | United States Treasury Inflation Indexed Bonds, 3.875, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228717 | United States Treasury Inflation Indexed Bonds, 0.125, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228717 | Charah Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228717 | Saratoga Investment Corporation, 4.375, 2026-02-28
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228717 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228717 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228717 | CMO
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228717 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228717 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000228717 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000228717 | CLO
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000228717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000228717 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.70%
C000228717 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000228717 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.00%
C000228717 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228717 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228717 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	15.00%
C000170313 | United States Treasury Inflation Indexed Bonds, 2.375, 2025-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170313 | B Riley Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170313 | United States Treasury Inflation Indexed Bonds, 0.125, 2025-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170313 | United States Treasury Inflation Indexed Bonds, 0.375, 2025-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170313 | Babcock & Wilcox Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170313 | Synchronoss Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170313 | United States Treasury Inflation Indexed Bonds, 3.875, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170313 | United States Treasury Inflation Indexed Bonds, 0.125, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170313 | Charah Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170313 | Saratoga Investment Corporation, 4.375, 2026-02-28
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170313 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170313 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170313 | CMO
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170313 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170313 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170313 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000170313 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000170313 | CLO
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000170313 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000170313 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.70%
C000170313 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000170313 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.00%
C000170313 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000170313 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	4.00%
C000170313 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	15.00%
C000170314 | United States Treasury Inflation Indexed Bonds, 2.375, 2025-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170314 | B Riley Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170314 | United States Treasury Inflation Indexed Bonds, 0.125, 2025-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170314 | United States Treasury Inflation Indexed Bonds, 0.375, 2025-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170314 | Babcock & Wilcox Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170314 | Synchronoss Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170314 | United States Treasury Inflation Indexed Bonds, 3.875, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170314 | United States Treasury Inflation Indexed Bonds, 0.125, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170314 | Charah Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170314 | Saratoga Investment Corporation, 4.375, 2026-02-28
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170314 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170314 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170314 | CMO
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170314 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170314 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170314 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170314 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000170314 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000170314 | CLO
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000170314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000170314 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.70%
C000170314 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000170314 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.00%
C000170314 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000170314 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	4.00%
C000170314 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	15.00%
C000234271 | Dryden Senior Loan Fund, 8.318, 2028-04-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234271 | Halcyon Loan Advisors Funding Ltd., 8.293, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234271 | THL Credit Wind River CLO Ltd., 7.879, 2030-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234271 | Capital Funding Multifamily Mortgage Trust, 14.344, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234271 | OZLM XVIII Ltd., 7.768, 2031-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234271 | Northwoods Capital XIV-B Ltd., 8.774, 2031-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234271 | Parallel Ltd., 7.979, 2029-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234271 | Carlyle Global Market Strategies CLO Ltd., 7.829, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234271 | Northwoods Capital XII-B Ltd., 8.358, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234271 | CBAM Ltd., 8.629, 2030-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234271 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234271 | CMO
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234271 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234271 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000234271 | CLO
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000234271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234271 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	90.70%
C000234271 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234271 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234271 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234272 | Dryden Senior Loan Fund, 8.318, 2028-04-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234272 | Halcyon Loan Advisors Funding Ltd., 8.293, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234272 | THL Credit Wind River CLO Ltd., 7.879, 2030-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234272 | Capital Funding Multifamily Mortgage Trust, 14.344, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234272 | OZLM XVIII Ltd., 7.768, 2031-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234272 | Northwoods Capital XIV-B Ltd., 8.774, 2031-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234272 | Parallel Ltd., 7.979, 2029-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234272 | Carlyle Global Market Strategies CLO Ltd., 7.829, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234272 | Northwoods Capital XII-B Ltd., 8.358, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234272 | CBAM Ltd., 8.629, 2030-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234272 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234272 | CMO
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234272 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234272 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000234272 | CLO
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000234272 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234272 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	90.70%
C000234272 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234272 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234272 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234270 | Dryden Senior Loan Fund, 8.318, 2028-04-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234270 | Halcyon Loan Advisors Funding Ltd., 8.293, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234270 | THL Credit Wind River CLO Ltd., 7.879, 2030-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234270 | Capital Funding Multifamily Mortgage Trust, 14.344, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234270 | OZLM XVIII Ltd., 7.768, 2031-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234270 | Northwoods Capital XIV-B Ltd., 8.774, 2031-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234270 | Parallel Ltd., 7.979, 2029-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234270 | Carlyle Global Market Strategies CLO Ltd., 7.829, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234270 | Northwoods Capital XII-B Ltd., 8.358, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234270 | CBAM Ltd., 8.629, 2030-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234270 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234270 | CMO
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234270 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234270 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000234270 | CLO
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000234270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234270 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	90.70%
C000234270 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234270 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234270 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.30%